Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues		$ 404,121	$ 370,325	$ 346,699
Cost of revenues		(357,615)	(328,793)	(305,354)
Gross profit		46,506	41,532	41,345
Operating expenses
Selling and marketing		(6,688)	(7,427)	(7,720)
General and administrative		(25,912)	(24,259)	(25,038)
Total operating expenses		(32,600)	(31,686)	(32,758)
Income from operations		13,906	9,846	8,587
Other income (expense)
Interest income		126	1,274	1,330
Interest expense		(1,775)	(2,227)	(2,315)
Other income, net		371	532	559
Income before income taxes		12,628	9,425	8,161
Provision for income taxes		(2,320)	(1,599)	(1,517)
Net income		10,308	7,826	6,644
Less: Income (loss) attributable to non-controlling interests		14	39	(254)
Net income attributable to Shengfeng Development Limited’s shareholders		10,294	7,787	6,898
Comprehensive income (loss)
Net income		10,308	7,826	6,644
Foreign currency translation adjustment		(1,824)	(8,384)	2,085
Total comprehensive income (loss)		8,484	(558)	8,729
Less: comprehensive loss attributable to non-controlling interests		(53)	(188)	(241)
Total comprehensive income (loss) attributable to Shengfeng Development Limited		$ 8,537	$ (370)	$ 8,970
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	[1]	81,806,660	80,000,000	80,000,000
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	[1]	$ 0.13	$ 0.1	$ 0.09
Transportation
Revenues
Total revenues		$ 383,211	$ 346,039	$ 327,848
Warehouse storage management service
Revenues
Total revenues		18,160	20,322	16,885
Others
Revenues
Total revenues		$ 2,750	$ 3,964	$ 1,966

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.